Quarterly Holdings Report
for
Fidelity® Balanced Fund
November 30, 2021
BAL-NPRT1-0122
1.809104.117
Common Stocks - 70.0%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 7.1%
Entertainment - 1.2%
Activision Blizzard, Inc.	1,111,382	65,127
Electronic Arts, Inc.	132,653	16,478
Netflix, Inc. (a)	371,009	238,151
Sea Ltd. ADR (a)	32,904	9,479
The Walt Disney Co. (a)	1,556,207	225,494
		554,729
Interactive Media & Services - 5.2%
Alphabet, Inc.:
Class A (a)	284,346	806,960
Class C (a)	269,993	769,221
Meta Platforms, Inc. Class A (a)	2,228,822	723,164
Snap, Inc. Class A (a)	606,011	28,852
Tencent Holdings Ltd.	218,939	12,768
Tongdao Liepin Group (a)	11,711,523	22,948
Twitter, Inc. (a)	707,158	31,073
Vimeo, Inc.	30,923	597
Z Holdings Corp.	1,337,745	8,854
Zoominfo Technologies, Inc. (a)	976,614	60,257
		2,464,694
Media - 0.3%
Comcast Corp. Class A	2,773,904	138,640
Liberty Media Corp. Liberty Media Class A (a)	141,673	8,162
ViacomCBS, Inc. Class B	566,129	17,522
		164,324
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	1,742,364	189,587
TOTAL COMMUNICATION SERVICES		3,373,334
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 0.1%
Adient PLC (a)	715,639	30,379
Automobiles - 1.2%
Ferrari NV	133,062	34,657
Tesla, Inc. (a)	488,669	559,409
		594,066
Distributors - 0.2%
LKQ Corp.	1,233,907	68,975
Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc. Class A	123,683	21,340
Booking Holdings, Inc. (a)	61,957	130,224
Caesars Entertainment, Inc. (a)	523,020	47,108
Churchill Downs, Inc.	285,524	64,020
Compass Group PLC (a)	2,841,998	55,441
Las Vegas Sands Corp. (a)	1,161,348	41,367
MakeMyTrip Ltd. (a)	306,964	7,475
Marriott International, Inc. Class A (a)	891,173	131,501
McDonald's Corp.	358,417	87,669
Sweetgreen, Inc. Class A	48,400	1,848
		587,993
Household Durables - 0.5%
GoPro, Inc. Class A (a)	3,294,371	32,944
Leggett & Platt, Inc.	913,710	36,905
Lennar Corp. Class A	1,077,632	113,205
Mohawk Industries, Inc. (a)	201,902	33,893
Tempur Sealy International, Inc.	888,603	38,068
		255,015
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc. (a)	382,857	1,342,706
Cazoo Group Ltd. (b)	387,545	3,139
Chewy, Inc. (a)(c)	149,539	10,208
Deliveroo PLC Class A (a)(d)	1,897,247	7,547
eBay, Inc.	1,454,536	98,123
Farfetch Ltd. Class A (a)	761,993	26,220
Global-e Online Ltd.	246,323	16,366
Porch Group, Inc. Class A (a)	3,152,255	66,323
ZOZO, Inc.	37	1
		1,570,633
Multiline Retail - 0.3%
Dollar General Corp.	64,423	14,257
Dollar Tree, Inc. (a)	718,323	96,133
Nordstrom, Inc. (a)	1,022,423	21,645
Ollie's Bargain Outlet Holdings, Inc. (a)	240,416	14,879
		146,914
Specialty Retail - 1.7%
Auto1 Group SE (d)	1,139,449	32,048
Burlington Stores, Inc. (a)	115,440	33,839
Industria de Diseno Textil SA	1,980,889	62,588
Lowe's Companies, Inc.	1,386,103	339,027
The Home Depot, Inc.	528,225	211,612
TJX Companies, Inc.	1,850,730	128,441
		807,555
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd. (a)	327,272	19,381
LVMH Moet Hennessy Louis Vuitton SE	37,243	29,000
NIKE, Inc. Class B	549,464	92,991
PVH Corp.	333,480	35,609
Tapestry, Inc.	1,900,345	76,242
		253,223
TOTAL CONSUMER DISCRETIONARY		4,314,753
CONSUMER STAPLES - 4.1%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)	4,700	2,120
Constellation Brands, Inc. Class A (sub. vtg.)	427,387	96,303
Duckhorn Portfolio, Inc. (c)	378,895	7,279
Keurig Dr. Pepper, Inc.	852,567	28,979
Monster Beverage Corp. (a)	908,804	76,140
PepsiCo, Inc.	1,357,762	216,943
Pernod Ricard SA	139,105	31,946
The Coca-Cola Co.	4,031,019	211,427
		671,137
Food & Staples Retailing - 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	743,525	49,184
Cake Box Holdings PLC	342,750	1,732
Costco Wholesale Corp.	472,573	254,896
Grocery Outlet Holding Corp. (a)	223,600	6,475
Shop Apotheke Europe NV (a)(d)	43,931	7,996
U.S. Foods Holding Corp. (a)	1,830,062	57,501
Walgreens Boots Alliance, Inc.	852,968	38,213
Walmart, Inc.	1,396,142	196,339
Zur Rose Group AG (a)	31,474	11,965
		624,301
Food Products - 0.4%
Bunge Ltd.	119,959	10,385
Darling Ingredients, Inc. (a)	216,714	14,633
Freshpet, Inc. (a)(c)	69,149	7,469
Hotel Chocolat Group Ltd. (a)	209,917	1,407
McCormick & Co., Inc. (non-vtg.)	363,070	31,159
Mondelez International, Inc.	1,853,386	109,239
Sovos Brands, Inc.	282,154	4,354
		178,646
Household Products - 0.7%
Procter & Gamble Co.	2,459,731	355,628
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	251,453	83,500
Olaplex Holdings, Inc.	128,464	3,462
The Honest Co., Inc.	195,308	1,668
		88,630
Tobacco - 0.1%
Altria Group, Inc.	1,279,419	54,554
TOTAL CONSUMER STAPLES		1,972,896
ENERGY - 2.3%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	384,642	8,978
Championx Corp. (a)	105,700	2,157
Halliburton Co.	2,312,045	49,917
Liberty Oilfield Services, Inc. Class A (a)	1,001,661	9,215
Oceaneering International, Inc. (a)	852,017	9,108
Schlumberger Ltd.	511,143	14,660
Weatherford International PLC (a)	342,048	9,834
		103,869
Oil, Gas & Consumable Fuels - 2.1%
Africa Oil Corp. (a)	12,657,188	18,033
Antero Resources Corp. (a)	669,298	11,753
Canadian Natural Resources Ltd.	2,060,563	84,265
ConocoPhillips Co.	289,666	20,314
Exxon Mobil Corp.	5,480,405	327,947
Genesis Energy LP	3,123,090	31,512
Harbour Energy PLC (a)	2,588,164	13,534
Headwater Exploration, Inc. (a)	857,005	3,059
Hess Corp.	993,653	74,047
Imperial Oil Ltd.	616,736	20,388
Kosmos Energy Ltd. (a)	1,750,100	6,405
MEG Energy Corp. (a)	8,293,763	67,521
Murphy Oil Corp.	940,794	25,006
Phillips 66 Co.	895,707	61,956
Reliance Industries Ltd. (a)	136,420	4,369
Reliance Industries Ltd.	3,344,287	107,115
Reliance Industries Ltd. sponsored GDR (d)	541,144	34,579
Tourmaline Oil Corp.	1,076,360	35,818
Valero Energy Corp.	523,941	35,073
		982,694
TOTAL ENERGY		1,086,563
FINANCIALS - 7.6%
Banks - 3.2%
Bank of America Corp.	8,362,749	371,891
Citizens Financial Group, Inc.	1,331,143	62,923
Comerica, Inc.	402,012	33,178
EFG Eurobank Ergasias SA (a)	25,062,398	24,984
First Horizon National Corp.	814,356	13,136
JPMorgan Chase & Co.	1,178,629	187,202
M&T Bank Corp.	429,780	63,010
Piraeus Financial Holdings SA (a)	5,701,484	8,251
PNC Financial Services Group, Inc.	802,787	158,149
Signature Bank	93,318	28,210
Societe Generale Series A	1,140,463	35,488
Standard Chartered PLC (United Kingdom)	2,630,438	14,560
Starling Bank Ltd. Series D (a)(b)(e)	5,092,112	8,766
SVB Financial Group (a)	90,890	62,926
UniCredit SpA	1,884,520	22,753
Wells Fargo & Co.	8,722,146	416,744
		1,512,171
Capital Markets - 2.0%
Bank of New York Mellon Corp.	4,432,367	242,849
BlackRock, Inc. Class A	174,850	158,171
Cboe Global Markets, Inc.	292,428	37,706
CME Group, Inc.	261,775	57,727
Goldman Sachs Group, Inc.	161,373	61,481
Intercontinental Exchange, Inc.	1,026,028	134,122
Morgan Stanley	1,511,686	143,338
State Street Corp.	806,742	71,776
StepStone Group, Inc. Class A	807,771	33,417
Virtu Financial, Inc. Class A	477,763	13,463
		954,050
Consumer Finance - 0.8%
American Express Co.	773,037	117,734
Capital One Financial Corp.	1,276,146	179,337
OneMain Holdings, Inc.	1,863,436	92,780
Shriram Transport Finance Co. Ltd.	715,208	13,397
		403,248
Diversified Financial Services - 0.4%
Ant International Co. Ltd. Class C (a)(b)(e)	7,317,052	14,780
Berkshire Hathaway, Inc.:
Class A (a)	87	36,268
Class B (a)	494,815	136,910
Jumo World Ltd. (e)	1,163	8,741
Local Bounti Corp. (b)	1,111,193	6,570
WeWork, Inc. (a)	438,400	3,810
		207,079
Insurance - 1.2%
AIA Group Ltd.	861,266	9,067
Arthur J. Gallagher & Co.	499,567	81,379
Hartford Financial Services Group, Inc.	1,564,692	103,426
Marsh & McLennan Companies, Inc.	667,980	109,562
Prudential PLC (a)	465,608	7,865
The Travelers Companies, Inc.	1,739,777	255,660
		566,959
TOTAL FINANCIALS		3,643,507
HEALTH CARE - 8.9%
Biotechnology - 0.9%
Amgen, Inc.	474,063	94,282
Argenx SE ADR (a)	108,176	30,204
Blueprint Medicines Corp. (a)	206,753	19,890
Horizon Therapeutics PLC (a)	1,305,397	135,448
Regeneron Pharmaceuticals, Inc. (a)	201,848	128,482
		408,306
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	2,538,774	319,302
Boston Scientific Corp. (a)	5,034,733	191,672
DexCom, Inc. (a)	162,106	91,199
Envista Holdings Corp. (a)	1,601,692	62,146
Intuitive Surgical, Inc. (a)	578,981	187,787
ResMed, Inc.	218,512	55,688
Siemens Healthineers AG (d)	1,426,239	104,037
Stryker Corp.	977,119	231,216
		1,243,047
Health Care Providers & Services - 2.3%
AmerisourceBergen Corp.	929,618	107,603
Guardant Health, Inc. (a)	104,251	10,959
HCA Holdings, Inc.	705,118	159,068
Humana, Inc.	334,894	140,558
Option Care Health, Inc. (a)	2,370,230	59,991
Surgery Partners, Inc. (a)	2,366,453	104,976
Synlab AG	818,000	20,966
UnitedHealth Group, Inc.	1,157,241	514,070
		1,118,191
Health Care Technology - 0.1%
Health Catalyst, Inc. (a)	862,722	37,434
Life Sciences Tools & Services - 1.0%
Avantor, Inc. (a)	1,440,391	56,867
Thermo Fisher Scientific, Inc.	666,772	421,953
		478,820
Pharmaceuticals - 2.0%
AstraZeneca PLC sponsored ADR	965,296	52,927
Bristol-Myers Squibb Co.	3,205,076	171,888
Eli Lilly & Co.	1,057,678	262,346
Roche Holding AG (participation certificate)	219,091	85,535
Royalty Pharma PLC	2,494,386	99,202
UCB SA	695,195	75,799
Zoetis, Inc. Class A	941,191	208,982
		956,679
TOTAL HEALTH CARE		4,242,477
INDUSTRIALS - 7.0%
Aerospace & Defense - 2.1%
General Dynamics Corp.	787,897	148,889
Lockheed Martin Corp.	504,550	168,177
Northrop Grumman Corp.	472,846	164,929
Raytheon Technologies Corp.	2,765,605	223,793
Space Exploration Technologies Corp. Class A (a)(b)(e)	11,700	4,914
The Boeing Co. (a)	1,561,559	308,954
		1,019,656
Air Freight & Logistics - 0.4%
FedEx Corp.	415,557	95,732
United Parcel Service, Inc. Class B	390,988	77,560
		173,292
Airlines - 0.0%
Spirit Airlines, Inc. (a)	913,970	19,111
Building Products - 0.0%
Jeld-Wen Holding, Inc. (a)	554,579	13,437
Commercial Services & Supplies - 0.1%
CoreCivic, Inc. (a)	3,133,821	33,751
Construction & Engineering - 0.2%
AECOM (a)	1,448,359	99,850
API Group Corp. (a)	670,641	15,633
		115,483
Electrical Equipment - 1.0%
Array Technologies, Inc. (a)	2,930,186	52,787
ESS Tech, Inc. (b)	546,945	8,288
Fluence Energy, Inc.	618,034	19,585
FREYR Battery SA	96,494	1,016
FTC Solar, Inc.	911,593	7,803
Sensata Technologies, Inc. PLC (a)	2,837,773	158,064
Shoals Technologies Group, Inc. (c)	617,924	17,364
Sunrun, Inc. (a)(c)	4,798,561	220,926
		485,833
Industrial Conglomerates - 0.8%
3M Co.	287,130	48,824
General Electric Co.	1,948,350	185,074
Hitachi Ltd.	1,428,294	83,667
Honeywell International, Inc.	182,589	36,927
		354,492
Machinery - 0.6%
Allison Transmission Holdings, Inc.	3,601,946	124,591
Caterpillar, Inc.	698,166	134,990
Flowserve Corp.	404,603	12,130
		271,711
Marine - 0.2%
Genco Shipping & Trading Ltd.	1,342,228	20,684
Golden Ocean Group Ltd.	1,230,895	11,583
Star Bulk Carriers Corp. (c)	2,802,021	58,870
		91,137
Professional Services - 0.9%
Clarivate Analytics PLC (a)	5,819,333	135,823
Dun & Bradstreet Holdings, Inc. (a)	1,597,393	30,350
Equifax, Inc.	67,800	18,892
Nielsen Holdings PLC	12,497,845	239,459
Otonomo Technologies Ltd. (a)	721,800	2,851
Renrui Human Resources Technology Holdings Ltd.	656,959	707
		428,082
Road & Rail - 0.7%
CSX Corp.	426,500	14,782
Lyft, Inc. (a)	1,313,529	53,342
Norfolk Southern Corp.	428,886	113,771
Uber Technologies, Inc. (a)	2,897,058	110,088
Union Pacific Corp.	143,152	33,732
		325,715
TOTAL INDUSTRIALS		3,331,700
INFORMATION TECHNOLOGY - 18.3%
Electronic Equipment & Components - 1.3%
Flex Ltd. (a)	10,718,071	183,279
Insight Enterprises, Inc. (a)	264,911	26,126
Jabil, Inc. (f)	7,248,774	423,763
		633,168
IT Services - 1.9%
Cognizant Technology Solutions Corp. Class A	645,197	50,312
Fidelity National Information Services, Inc.	197,217	20,609
Global Payments, Inc.	262,523	31,251
MasterCard, Inc. Class A	839,085	264,245
MongoDB, Inc. Class A (a)	42,455	21,147
Payoneer Global, Inc.	642,954	4,983
PayPal Holdings, Inc. (a)	866,646	160,234
Shift4 Payments, Inc. (a)	92,100	4,791
TaskUs, Inc.	206,094	9,181
Thoughtworks Holding, Inc.	1,141,896	30,009
Twilio, Inc. Class A (a)	108,437	31,029
Visa, Inc. Class A	1,374,090	266,257
Wix.com Ltd. (a)	43,956	6,716
		900,764
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)	43,978	6,965
Applied Materials, Inc.	630,998	92,877
indie Semiconductor, Inc. (c)	435,071	5,974
Lam Research Corp.	53,576	36,424
Marvell Technology, Inc.	951,000	67,683
Microchip Technology, Inc.	1,486,067	123,983
Micron Technology, Inc.	815,893	68,535
NVIDIA Corp.	2,206,405	720,965
NXP Semiconductors NV	754,419	168,507
ON Semiconductor Corp. (a)	2,590,577	159,139
Renesas Electronics Corp. (a)	2,334,446	29,333
Semtech Corp. (a)	198,780	17,029
Teradyne, Inc.	133,713	20,441
Universal Display Corp.	38,687	5,534
Xilinx, Inc.	215,230	49,169
		1,572,558
Software - 7.7%
Adobe, Inc. (a)	423,411	283,622
Anaplan, Inc. (a)	400,189	17,132
Autodesk, Inc. (a)	167,246	42,512
Avalara, Inc. (a)	71,555	9,995
AvidXchange Holdings, Inc.	302,411	6,459
Braze, Inc.	39,400	3,002
CCC Intelligent Solutions Holdings, Inc. (b)	253,848	3,262
Ceridian HCM Holding, Inc. (a)	38,221	4,181
Cognyte Software Ltd.	2,028,980	41,330
Confluent, Inc.	69,534	5,425
Ebix, Inc. (c)	121,238	3,705
Elastic NV (a)	108,049	16,797
Epic Games, Inc. (a)(b)(e)	12,272	8,835
Everbridge, Inc. (a)(c)	185,834	21,077
GitLab, Inc. (c)	117,896	11,382
HubSpot, Inc. (a)	6,657	5,372
Intuit, Inc.	223,443	145,752
Lightspeed Commerce, Inc. (a)	282,110	14,244
LivePerson, Inc. (a)	696,095	26,911
Mandiant, Inc. (a)	557,803	9,466
Microsoft Corp.	6,997,933	2,313,451
Momentive Global, Inc. (a)	4,879,271	99,684
Qualtrics International, Inc.	647,127	20,941
Rimini Street, Inc. (a)	2,895,641	19,140
Salesforce.com, Inc. (a)	1,166,926	332,527
ServiceNow, Inc. (a)	110,930	71,849
Stripe, Inc. Class B (a)(b)(e)	110,500	4,434
Telos Corp.	306,712	4,831
UiPath, Inc. Class A (a)(c)	265,932	12,831
Workday, Inc. Class A (a)	274,402	75,249
Yext, Inc. (a)	3,346,986	32,332
		3,667,730
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	11,467,160	1,895,522
HP, Inc.	1,164,467	41,082
Western Digital Corp. (a)	319,929	18,505
		1,955,109
TOTAL INFORMATION TECHNOLOGY		8,729,329
MATERIALS - 1.9%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	204,598	58,810
Albemarle Corp. U.S.	170,037	45,313
CF Industries Holdings, Inc.	881,659	53,420
DuPont de Nemours, Inc.	494,033	36,539
Ecolab, Inc.	187,766	41,585
International Flavors & Fragrances, Inc.	234,573	33,349
Linde PLC	303,913	96,687
LyondellBasell Industries NV Class A	204,816	17,846
Olin Corp.	1,650,193	89,688
Sherwin-Williams Co.	114,663	37,981
Valvoline, Inc.	1,190,477	40,560
		551,778
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	124,981	50,431
Summit Materials, Inc. (a)	1,104,417	41,195
Vulcan Materials Co.	216,512	41,492
		133,118
Containers & Packaging - 0.1%
Crown Holdings, Inc.	450,917	47,707
Metals & Mining - 0.4%
First Quantum Minerals Ltd.	2,381,556	50,765
Freeport-McMoRan, Inc.	2,513,973	93,218
Newmont Corp.	621,922	34,156
Reliance Steel & Aluminum Co.	152,745	22,702
		200,841
TOTAL MATERIALS		933,444
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexandria Real Estate Equities, Inc.	237,423	47,501
American Tower Corp.	602,836	158,232
Corporate Office Properties Trust (SBI)	346,522	8,892
CubeSmart	1,185,433	63,919
Digital Realty Trust, Inc.	144,908	24,307
Douglas Emmett, Inc.	467,886	15,333
Equinix, Inc.	27,208	22,098
Equity Lifestyle Properties, Inc.	720,510	58,577
Invitation Homes, Inc.	1,473,566	59,591
Kilroy Realty Corp.	323,148	20,853
Lexington Corporate Properties Trust	2,248,162	33,835
Mid-America Apartment Communities, Inc.	410,669	84,700
Prologis (REIT), Inc.	895,431	134,986
Simon Property Group, Inc.	193,058	29,507
The GEO Group, Inc.	913,572	7,674
Ventas, Inc.	544,899	25,567
VICI Properties, Inc.	394,735	10,737
Welltower, Inc.	939,852	74,831
Weyerhaeuser Co.	323,292	12,159
		893,299
Real Estate Management & Development - 0.2%
Cushman & Wakefield PLC (a)	3,353,862	59,296
Jones Lang LaSalle, Inc. (a)	95,158	22,354
		81,650
TOTAL REAL ESTATE		974,949
UTILITIES - 1.8%
Electric Utilities - 1.2%
Edison International	933,388	60,932
Entergy Corp.	216,282	21,702
Evergy, Inc.	674,241	42,679
Exelon Corp.	1,887,958	99,552
FirstEnergy Corp.	1,406,044	52,952
NextEra Energy, Inc.	1,971,040	171,047
PG&E Corp. (a)	4,394,931	52,212
Southern Co.	1,311,333	80,122
		581,198
Independent Power and Renewable Electricity Producers - 0.1%
Sunnova Energy International, Inc. (a)	262,302	9,697
The AES Corp.	1,831,783	42,827
		52,524
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	1,482,887	38,422
Dominion Energy, Inc.	842,558	59,990
NiSource, Inc.	1,016,360	24,911
Public Service Enterprise Group, Inc.	454,590	28,407
Sempra Energy	490,192	58,759
		210,489
TOTAL UTILITIES		844,211
TOTAL COMMON STOCKS (Cost $20,444,825)		33,447,163

Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Algolia SAS Series D (b)(e)	189,206	5,533

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
ABL Space Systems:
Series B(b)(e)	120,349	8,183
Series B2(b)(e)	54,288	3,691
		11,874
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (b)(e)	49,193	3,604

Transportation Infrastructure - 0.0%
Delhivery Private Ltd. Series H (b)(e)	15,189	7,211

TOTAL INDUSTRIALS		22,689

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (b)(e)	412,038	10,021
Xsight Labs Ltd. Series D (b)(e)	450,873	3,605
		13,626
IT Services - 0.0%
ByteDance Ltd. Series E1 (b)(e)	143,672	18,752

Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (b)(e)	947,200	3,184
GaN Systems, Inc.:
Series F1(b)(e)	97,586	828
Series F2(b)(e)	51,529	437
		4,449
Software - 0.1%
Databricks, Inc.:
Series G(b)(e)	10,192	2,247
Series H(b)(e)	41,830	9,222
Skyryse, Inc. Series B (b)(e)	332,947	8,217
Stripe, Inc. Series H (b)(e)	45,700	1,834
		21,520
TOTAL INFORMATION TECHNOLOGY		58,347

TOTAL CONVERTIBLE PREFERRED STOCKS		86,569
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany)	382,891	32,123

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Checkr, Inc. Series E (e)	196,017	10,585
Gupshup, Inc. (b)(e)	403,701	9,231
		19,816
TOTAL NONCONVERTIBLE PREFERRED STOCKS		51,939
TOTAL PREFERRED STOCKS (Cost $124,791)		138,508

U.S. Treasury Obligations - 0.0%
	Principal Amount (g) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 12/9/21 to 1/6/22 (h) (Cost $28,309)	28,310	28,309

Preferred Securities - 0.0%
	Principal Amount (g) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (b)(i)	7,586	9,702
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (b)(e)(i)	2,287	2,287
TOTAL PREFERRED SECURITIES (Cost $9,873)		11,989

Fixed-Income Funds - 28.5%
	Shares	Value ($) (000s)
Fidelity Investment Grade Bond Central Fund (j) (Cost $13,500,480)	118,757,499	13,600,109

Money Market Funds - 1.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (k)	596,496,951	596,616
Fidelity Securities Lending Cash Central Fund 0.07% (k)(l)	54,766,727	54,772
TOTAL MONEY MARKET FUNDS (Cost $651,374)		651,388

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $34,759,652)	47,877,466
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(108,916)
NET ASSETS - 100.0%	47,768,550

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,023	Dec 2021	233,564	2,080	2,080

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $170,777,000 or 0.4% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $186,207,000 or 0.4% of net assets.

(e)	Level 3 security
(f)	Affiliated company
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,389,000.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ABL Space Systems Series B	3/24/21	5,420
ABL Space Systems Series B2	10/22/21	3,691
Algolia SAS Series D	7/23/21	5,533
Ant International Co. Ltd. Class C	5/16/18	27,888
Astera Labs, Inc. Series C	8/24/21	3,184
Astranis Space Technologies Corp. Series C	3/19/21	9,032
Beta Technologies, Inc. Series A	4/09/21	3,604
ByteDance Ltd. Series E1	11/18/20	15,743
Cazoo Group Ltd.	3/28/21	3,875
CCC Intelligent Solutions Holdings, Inc.	2/02/21	2,538
Circle Internet Financial Ltd. 0%	5/11/21	7,586
Databricks, Inc. Series G	2/01/21	1,808
Databricks, Inc. Series H	8/31/21	9,222
Delhivery Private Ltd. Series H	5/20/21	7,414
Epic Games, Inc.	3/29/21	10,861
ESS Tech, Inc.	5/06/21	5,469
GaN Systems, Inc. Series F1	11/30/21	828
GaN Systems, Inc. Series F2	11/30/21	437
GaN Systems, Inc. 0%	11/30/21	2,287
Gupshup, Inc.	6/08/21	9,231
Local Bounti Corp.	6/17/21 - 11/04/21	11,112
Skyryse, Inc. Series B	10/21/21	8,217
Space Exploration Technologies Corp. Class A	2/16/21	4,914
Starling Bank Ltd. Series D	6/18/21	9,104
Stripe, Inc. Class B	5/18/21	4,434
Stripe, Inc. Series H	3/15/21	1,834
Xsight Labs Ltd. Series D	2/16/21	3,605

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	922,130	2,009,068	2,334,582	106	-	-	596,616	1.0%
Fidelity Investment Grade Bond Central Fund	13,057,906	693,728	23,926	68,814	506	(128,105)	13,600,109	39.2%
Fidelity Securities Lending Cash Central Fund 0.07%	57,083	251,719	254,030	72	-	-	54,772	0.2%
Total	14,037,119	2,954,515	2,612,538	68,992	506	(128,105)	14,251,497

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Jabil, Inc.	453,034	-	5,395	586	2,246	(26,122)	423,763
Total	453,034	-	5,395	586	2,246	(26,122)	423,763

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.